EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended December 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	7.66%
From	01-Dec-13	16-Dec-13	15-Jan-14	Floating Allocation Percentage at Month-End	77.82%
To	31-Dec-13	15-Jan-14
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	166,666,666.67
Required Overcollateralization	$42,983,333.33
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	209,650,000.00

Required Participation Amount	$209,650,000.00		Accumulation Account
Excess Receivables	$135,175,001.64		Beginning	41,666,666.67

Total Collateral	$344,825,001.64		Additions	41,666,666.66
			Ending Balance	83,333,333.33
Collateral as Percent of Notes	206.90%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.166600%
Beginning Gross Principal Pool Balance	$4,950,474,904.32		Applicable Margin	0.350000%
Total Principal Collections	$(1,770,588,340.20)			0.516600%
Investment in New Receivables	$1,856,467,522.61
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	107,625.00	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(532,543,064.78)
Less Servicing Adjustment	$(2,179,146.76)		Total Due Investors	107,625.00	0.516600%
Ending Balance	$4,501,631,875.19		Servicing Fee	$238,110.55
			Excess Cash Flow	236,791.25
SAP for Next Period	7.66%

Average Receivable Balance	$4,448,995,429.33
Monthly Payment Rate	39.80%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,772,280.26
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,772,280.26